Consolidated Statements Of Cash Flows	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 220,655,041	1,335,779,432	1,071,954,126	906,395,868
Adjustments for:
Deferred taxes	36,159,442	218,898,411	(4,859,603)	83,932,389
Share-based compensation expense	11,199,447	67,798,091	119,892,890	29,335,181
Provision for (recovery of) doubtful accounts	176,681	1,069,574	56,149	(1,877,904)
Depreciation of property and equipment	8,169,884	49,458,028	60,669,884	60,877,662
Amortization of intangible assets, land use right and other assets	4,238,846	25,660,701	16,950,387	19,607,751
Loss from disposal of property and equipment	688,771	4,169,615	6,614,286	2,034,664
Impairment of intangible assets	3,320,283	20,100,000	13,066,057
Gain on disposal of long-term investment			(310,120)
Impairment of long-term investment			3,211,404
Loss from revaluation of a long-term investment upon reacquisition			303,581
Other-than-temporary impairment of an available-for-sale security			240,725,709
Gain on deconsolidation of a subsidiary	(746,607)	(4,519,737)		(4,993,146)
Share of loss of an equity investee	1,055,341	6,388,717	6,117,163	8,218,001
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(109,473)	(662,717)	2,604,900	(2,014,362)
(Increase) decrease in prepayments and other current assets	(13,089,625)	(79,240,659)	(102,934,410)	18,024,537
(Increase) decrease in due from related parties	(949,832)	(5,750,000)	(4,155,893)	(3,320,543)
Decrease in due from research-and-development entity partners				3,146,600
Decrease (increase) in inventories	55,040	333,195	(16,176)	116,934
Decrease (increase) in land use right	(8,059,018)	(48,786,881)
Decrease (increase) in other assets	602,180	3,645,417	53,692,457
(Decrease) increase in payables and accrued expenses	2,414,484	14,616,563	26,718,801	15,133,759
(Decrease) increase in advances from distributors	(3,798,834)	(22,997,002)	11,140,540	6,820,714
Increase in due to a related party	330,383	2,000,041	58,608	782,830
(Decrease) increase in deferred revenue	(19,682,811)	(119,153,831)	(43,179,884)	86,409,383
Increase in income tax payable	2,981,399	18,048,493	9,560,801	16,369,200
Increase in unrecognized tax benefits			3,128,445	29,692,724
Net cash provided by operating activities	245,611,022	1,486,855,451	1,491,010,102	1,274,692,242
Cash flows from investing activities:
Purchase of short-term investments	(469,114,099)	(2,839,876,023)	(758,558,950)	(3,733,267,990)
Maturity of short-term investments	144,341,289	873,798,862	938,967,485	6,047,547,330
Purchase of property and equipment	(11,768,209)	(71,241,205)	(61,844,999)	(244,571,881)
Proceeds from disposal of property and equipment	72,663	439,880	234,750	223,580
Capitalized product development costs and intangible assets	(5,538,674)	(33,529,473)	(17,150,657)	(11,002,249)
Proceeds from disposal of intangible assets				25,000,000
Purchase of long-term investments	(2,905,685)	(17,590,144)	(12,950,000)	(326,050,000)
Proceeds from disposal of long-term investments			20,805,359
Proceeds from disposal of an available-for-sale investment	146,786	888,600
Purchase of held-to-maturity securities	(1,651,882)	(10,000,000)	(100,000,000)	(100,000,000)
Proceeds from disposal of held-to-maturity securities	14,866,941	90,000,000	10,000,000
Proceeds from disposal of a subsidiary	(2,904,770)	(17,584,606)	28,625,000	(4,608,901)
Acquisition of a subsidiary, net of cash acquired	(4,726,679)	(28,613,897)	(20,231,462)
Net cash (used in) provided by investing activities	(339,182,319)	(2,053,308,006)	27,896,526	1,653,269,889
Cash flows from financing activities:
Proceeds from (payments for) exercise of share options	4,579,403	27,722,330	(613,958)	138,511,514
Proceeds from a short-term loan	102,601,699	621,119,907
Proceeds from a long-term loan	483,836	2,928,995
Restricted cash	(1,668,710)	(10,101,867)
Dividends to shareholders	(160,678,611)	(972,700,107)	(446,302,773)	(4,810,164,772)
Dividends to noncontrolling interests	(9,753,539)	(59,045,000)	(93,100,000)	(12,250,000)
Repurchase of shares			(22,862,890)	(22,960,759)
Capital contribution from noncontrolling interests	5,068,389	30,682,505	35,642,700	937,000
Capital distribution to noncontrolling interests			(172,500)	(3,554,500)
Net cash used in financing activities	(59,367,533)	(359,393,237)	(527,409,421)	(4,709,481,517)
Effect of exchange rate changes on cash and cash equivalents	686,527	4,156,024	1,243,295	(45,095,908)
Net (decrease) increase in cash and cash equivalents	(152,252,303)	(921,689,768)	992,740,502	(1,826,615,294)
Cash and cash equivalents at the beginning of year	320,970,899	1,943,061,530	950,321,028	2,776,936,322
Cash and cash equivalents at the end of year	168,718,596	1,021,371,762	1,943,061,530	950,321,028
Supplemental disclosures:
Income tax paid	(10,015,902)	(60,633,264)	(117,401,021)	(109,454,531)
Withholding income tax paid in association with the repatriation of cash for a special dividend				(111,357,239)
Tax benefit realized from stock options	1,603,872	9,709,357	14,313,452	6,731,453
Interest received	$ 11,829,263	71,610,810	103,514,928	153,658,020